Segment and Related Information - Summary of Financial Information Concerning Reportable Segments (Details) - USD ($) $ in Millions	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Service Revenue	$ 349.5	$ 361.3	$ 355.2	$ 330.4	$ 353.7	$ 368.1	$ 359.9	$ 321.3	$ 692.0	$ 685.5	$ 1,396.4	$ 1,403.0	$ 1,319.1
Operating income	$ 24.9	$ 32.5	$ 13.7	$ 24.0	$ 19.3	$ 25.8	$ 16.0	$ 8.3	49.1	37.7	95.1	69.4	22.1
Depreciation and Amortization									125.4	127.4	259.1	271.4	278.9
Operating Segments | South
Segment Reporting Information [Line Items]
Service Revenue									247.3	246.1	488.7	493.7	475.4
Operating income									41.9	28.3	66.9	72.2	66.4
Depreciation and Amortization									37.3	36.5	73.2	70.3	79.0
Operating Segments | East
Segment Reporting Information [Line Items]
Service Revenue									184.5	177.5	366.3	364.3	331.1
Operating income									12.8	8.5	25.0	8.7	7.7
Depreciation and Amortization									36.6	36.7	74.0	85.1	78.7
Operating Segments | Midwest
Segment Reporting Information [Line Items]
Service Revenue									260.2	261.9	541.5	545.2	512.6
Operating income									32.0	28.0	61.1	51.2	39.6
Depreciation and Amortization									47.5	50.0	103.8	108.1	112.6
Corporate
Segment Reporting Information [Line Items]
Service Revenue									0.0	0.0	(0.1)	(0.2)	0.0
Operating income									(37.6)	(27.1)	(57.9)	(62.7)	(91.6)
Depreciation and Amortization									$ 4.0	$ 4.2	$ 8.1	$ 7.9	$ 8.6